FAIR VALUE MEASUREMENTS (Details) - USD ($)	Aug. 31, 2020	Feb. 29, 2020	Feb. 28, 2019
Fair Value, Inputs, Level 1 [Member]
Assets:
Marketable securities held in Trust Account	$ 34,439,933	$ 60,882,949	$ 65,241,920